Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
WealthTrust DBS Long Term Growth ETF
Shareholder Report [Line Items]
Fund Name	WealthTrust DBS Long Term Growth ETF
Class Name	WealthTrust DBS Long Term Growth ETF
Trading Symbol	WLTG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WealthTrust DBS Long Term Growth ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wealthtrustetf.com. You can also request this information by contacting us at (844) 444-3863.
Additional Information Phone Number	(844) 444-3863
Additional Information Website	wealthtrustetf.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WealthTrust DBS Long Term Growth ETF	$74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of August 1, 2024, to July 31, 2025, the WealthTrust DBS Long Term Growth ETF (the “Fund”) achieved a performance of 20.63%, outpacing the S&P 500® Index's return of 16.33%.

What key factors affected the Fund’s performance?

1. During the First Quarter in 2025, a determination was made on the potential effect of tariffs, we then reduced our exposure in equities by 25%, then used that liquidity to purchase oversold companies once the tariff situation became normalized.

2. Investment Strategy: The Fund’s investment strategy focuses on two primary factors:

1) Tactical Allocation: Identifying and capitalizing on positive trends across various asset classes.

2) Equity Stock Selection: Utilizing Quantitative and Fundamental Analysis. This included a strong emphasis on quality earnings and dividends, with a focus on identifying long-term holdings that consistently exceeded earnings expectations.

3. Quantitative Analysis: The Fund benefits from a robust quantitative analysis framework that supports the identification of high-performing stocks and implements a disciplined sell strategy. This approach contrasts with the static nature of the benchmark, where holdings historically miss earnings estimates approximately 25% of the time. The Fund’s methodical approach significantly reduces risk compared to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	One Year	Since Inception
WealthTrust DBS Long Term Growth ETF	20.63%	8.18%
S&P 500® Index	16.33%	10.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit wealthtrustetf.com for more recent performance information.
Net Assets	$ 57,156,733
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 273,341
Investment Company, Portfolio Turnover	185.61%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Net Assets	$57,156,733
Number of Holdings	41
Total Advisory Fee	$273,341
Portfolio Turnover Rate	185.61%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Vanguard Information Technology ETF	8.70%
iShares Russell 1000 ETF	8.18%
SPDR Bloomberg 3-12 Month T-Bill ETF	4.93%
Meta Platforms, Inc.	4.84%
Invesco S&P 500® Equal Weight ETF	3.91%
Invesco QQQ Trust Series ETF	3.67%
Amazon.com, Inc.	3.21%
Alphabet, Inc. Class A	3.00%
Oracle Corp.	2.83%
Nvidia Corp.	2.80%